Vessels, net/ Advances for vessel acquisitions (Tables)	6 Months Ended
Jun. 30, 2021
Vessels, net/ Advances for vessel acquisitions [Abstract]
Vessels, Net
The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:
	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2020	60,906,094	(2,860,466)	58,045,628
— Acquisitions, improvements and other vessel costs	213,027,388	—	213,027,388
— Transfers from Advances for vessel acquisitions	33,130,851	—	33,130,851
— Period depreciation	—	(3,686,920)	(3,686,920)
Balance June 30, 2021	307,064,333	(6,547,386)	300,516,947

Advances for Vessels acquisitions
The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:

Vessel Cost
Balance December 31, 2020	$—
— Advances for vessel acquisitions and other vessel pre-delivery costs	42,373,858
—Transfer to Vessels, net (a)	(33,130,851)
Balance June 30, 2021	$9,243,007